Schedule of Finance Expenses (Details) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Amortization of debt discount	$ 136,105		$ 277,447		$ 124,006
Interest expense	241,798	120,807	555,783	245,226	711,807	612,735
Total finance expenses	329,854	113,371	809,190	222,599	835,813	612,735
Realised and unrealised currency losses (gains)	(48,049)	(7,436)	(24,040)	(22,627)
Total finance expenses	$ 329,854	$ 113,371	$ 809,190	$ 222,599	$ 835,813	$ 612,735